Segmental analysis	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Segmental analysis	Note 3: Segmental analysis
The Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The
Group Executive Committee (GEC) of Lloyds Bank plc remains the "chief operating decision maker" (as defined by
IFRS 8 Operating Segments) for the Group.

Half-year to 30 June 2024	Retail £m	Commercial Banking £m	Other £m	Total £m

Net interest income	4,429	1,636	157	6,222
Other income	837	521	796	2,154
Total income	5,266	2,157	953	8,376
Operating expenses	(3,563)	(1,149)	(724)	(5,436)
Impairment (charge) credit	(195)	69	4	(122)
Profit before tax	1,508	1,077	233	2,818

External income (expense)	6,254	2,829	(707)	8,376
Inter-segment (expense) income	(988)	(672)	1,660	–
Segment income	5,266	2,157	953	8,376

Half-year to 30 June 2023	Retail £m	Commercial Banking £m	Other £m	Total £m

Net interest income	5,063	1,881	65	7,009
Other income	1,005	513	513	2,031
Total income	6,068	2,394	578	9,040
Operating expenses	(3,009)	(1,063)	(757)	(4,829)
Impairment (charge) credit	(592)	(90)	1	(681)
Profit (loss) before tax	2,467	1,241	(178)	3,530

External income (expense)	6,427	2,904	(291)	9,040
Inter-segment (expense) income	(359)	(510)	869	–
Segment income	6,068	2,394	578	9,040
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 3: Segmental analysis (continued)

	Segment external assets		Segment external liabilities
	At 30 Jun 2024 £m	At 31 Dec 2023 £m	At 30 Jun 2024 £m	At 31 Dec 2023 £m

Retail	380,653	376,589	319,063	313,232
Commercial Banking	86,004	90,301	136,393	138,835
Other	141,705	138,515	113,267	112,907
Total Group	608,362	605,405	568,723	564,974